Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of Daily Assets Fund (the “Fund”), a series of DWS Money Market Trust (the “Trust”); (Reg. Nos. 002-78122 and 811-03495)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 71 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on February 1, 2016. No fees are required in connection with this filing.

This filing is being made to add Institutional Shares to the Fund. The enclosed filing contains the Fund’s Prospectus and Statement of Additional Information. Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectus and Statement of Additional Information represent standard Deutsche disclosure that has been reviewed by the staff of the Commission.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan

Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.